Consolidated Statements of Shareholders' Equity (USD $)	Common Stock [Member]	Capital in Excess of Par Value [Member]	Deficit [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at May. 31, 2004	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at May. 31, 2004	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	121,533	26,105,855	0	0	0	26,227,388
Capital issued for financing (in shares)	121,533,078
Capital issued for services	5,342	10,160,732	0	0	0	10,166,074
Capital issued for services (in shares)	5,342,304
Capital issued from stock options and warrants exercised	385	249,623		(237,008)		13,000
Capital issued from stock options and warrants exercised (in shares)	384,627
Capital issued for mineral properties	17,379	15,822,867	0	0	0	15,840,246
Capital issued for mineral properties (in shares)	17,378,519
Capital issued on settlement of notes payable	39	105,541	0	0	0	105,580
Capital issued on settlement of notes payable (in shares)	39,691
Returned to treasury	(61,660)	61,660	0	0	0	0
Returned to treasury (in shares)	(61,660,000)
Fair value of warrants	0	0	0	12,073,546	0	12,073,546
Stock based compensation	0	0	0	6,132,972	0	6,132,972
Foreign currency translation	0	0	0	0	(287,192)	(287,192)
Net Income (loss)	0	0	(43,197,264)	0	0	(43,197,264)
Balance at Jun. 30, 2009	83,018	52,506,278	(43,197,264)	17,969,510	(287,192)	27,074,350
Balance (in shares) at Jun. 30, 2009	83,018,219
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	18,400	21,371,043	0	0	0	21,389,443
Capital issued for financing (in shares)	18,400,000					18,400,000
Capital issued from stock options and warrants exercised	8,351	16,361,552	0	(3,841,264)	0	12,528,639
Capital issued from stock options and warrants exercised (in shares)	8,351,360					8,351,360
Capital issued for acquisition						0
Capital issued for acquisition (in shares)						0
Capital issued for mineral properties	300	374,700	0	0	0	375,000
Capital issued for mineral properties (in shares)	300,000					300,000
Stock based compensation	0	0	0	309,840	0	309,840
Transition Adjustment (Note 2)	0	0	(12,637,875)	(3,612,864)	0	(16,250,739)
Foreign currency translation	0	0	0	0	(156,483)	(156,483)
Unrealized loss on available for sale securities						0
Net Income (loss)	0	0	(5,351,958)	0	0	(5,351,958)
Balance at Jun. 30, 2010	110,069	90,613,573	(61,187,097)	10,825,222	(443,675)	39,918,092
Balance (in shares) at Jun. 30, 2010	110,069,579
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	19	23,970	0	0	0	23,989
Capital issued for financing (in shares)	19,395					19,395
Capital issued from stock options and warrants exercised	4,154	10,219,361	0	(1,053,645)	0	9,169,870
Capital issued from stock options and warrants exercised (in shares)	4,153,085					4,153,085
Capital issued for acquisition	22,007	28,807,756	0	314,790	0	29,144,553
Capital issued for acquisition (in shares)	22,007,453					22,007,453
Capital issued for mineral properties						0
Capital issued for mineral properties (in shares)						0
Stock based compensation	0	0	0	1,200,875	0	1,200,875
Foreign currency translation	0	0	0	0	492,405	492,405
Unrealized loss on available for sale securities	0	0	0	0	(30,945)	(30,945)
Net Income (loss)	0	0	(28,450,536)	0	0	(28,450,536)
Balance at Jun. 30, 2011	136,249	129,664,660	(89,637,633)	11,287,242	17,785	51,468,303
Balance (in shares) at Jun. 30, 2011	136,249,512					136,249,512
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	10,418	20,335,752	0	0	0	20,346,170
Capital issued for financing (in shares)	10,417,776					10,417,776
Capital issued from stock options and warrants exercised	346	600,873	0	(313,793)	0	287,426
Capital issued from stock options and warrants exercised (in shares)	345,315					345,315
Capital issued for acquisition						0
Capital issued for acquisition (in shares)						0
Capital issued for mineral properties	400	963,600	0	0	0	964,000
Capital issued for mineral properties (in shares)	400,000					400,000
Stock based compensation	0	0	0	1,918,725	0	1,918,725
Foreign currency translation	0	0	0	0	(113,460)	(113,460)
Unrealized loss on available for sale securities	0	0	0	0	30,945	30,945
Net Income (loss)	0	0	(12,091,608)	0	0	(12,091,608)
Balance at Jun. 30, 2012	$ 147,413	$ 151,564,885	$ (101,729,241)	$ 12,892,174	$ (64,730)	$ 62,810,504
Balance (in shares) at Jun. 30, 2012	147,412,603					147,412,603